Investment Securities	9 Months Ended
Sep. 30, 2011
Investment Securities [Abstract]
Investment Securities
Note 5 - Investment Securities Investment securities - held to maturity, consist of U.S. Treasury Bills with original maturities of three months or more and are carried at amortized cost (which includes accrued interest), based upon the Company's intent and ability to hold these investments to maturity. Investment securities - trading, consist of investments in equity securities held for trading purposes and are carried at fair value with net unrealized gains and losses recorded directly in a statement of operations. Investment securities consist of the following: September 30, 2011 December 31, 2010 (in thousands) Carrying Value Cost or Amortized Cost Fair Value Carrying Value Cost or Amortized Cost Fair Value Held to Maturity: U.S. Treasury Bills $ 7,100 $ 7,100 $ 7,100 $ 8,200 $ 8,200 $ 8,199 Trading: Equity Securities 194 224 194 - - - $ 7,294 $ 7,324 $ 7,294 $ 8,200 $ 8,200 $ 8,199 The gross unrealized gains (losses) on investment securities consist of the following: (in thousands) Held to Maturity: September 30, 2011 December 31, 2010 Gross unrealized gains (losses) $ - $ (1) Realized gains on the sales of investment securities held is as follows: ($ in thousands) Third Quarter Ended September 30 Nine Months Ended September 30 2011 2010 2011 2010 Net sale proceeds $ 3 $ 327 $ 555 $ 976 Cost basis - (316) (537) (946) Realized gains $ 3 $ 11 $ 18 $ 30 Unrealized losses on investment securities held for trading is as follows: (in thousands) Third Quarter Ended September 30 Nine Months Ended September 30 2011 2010 2011 2010 Cost basis $ 224 $ - $ 224 $ - Current value 194 - 194 - Unrealized losses $ (30) $ - $ (30) $ -